LEASES - Lease liabilities (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Lease liabilities.
Lease liabilities matures within 12 months	$ 5,211		$ 4,973		$ 3,287
Lease liabilities matures over 12 months	65,454		65,452		59,681
Lease liabilities	70,665	[1]	70,425	[1],[2]	$ 62,968	[2]
Investment property
Lease liabilities.
Lease liabilities	$ 4,600		4,700
Leasehold land | Investment property
Lease liabilities.
Lease liabilities			$ 4,700

[1]	Lease liabilities in amount of approximately US$4.7 million and US$4.6 million was related to the leasehold land included in the investment properties as of December 31, 2022 and June 30, 2023. See Note 14.
[2]	Lease liabilities in amount of approximately US$4.7 million was related to the leasehold land included in the investment properties. See Note 12.